ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of components of accounts receivable

	2012	2011
Trade receivables	$96,779	$101,130
Less: allowance for doubtful accounts	(2,435)	(3,642)
	94,344	97,488
Sales taxes receivable	2,594	1,825
Other receivables	11,686	8,054
	$108,624	$107,367

Schedule of movement in the allowance for doubtful accounts
	2012	2011
Balance, beginning of year	$3,642	$4,606
Bad debt expense	386	(83)
Write-offs and settlements	(1,608)	(827)
Foreign exchange	15	(54)
	$2,435	$3,642